CONDENSED FINANCIAL INFORMATION OF THE COMPANY	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
CONDENSED FINANCIAL INFORMATION OF THE COMPANY

23.  CONDENSED FINANCIAL INFORMATION OF THE COMPANY

As of December 31, 2012 and 2013, the restricted net assets held by the Group’s consolidated PRC subsidiaries and VIE exceeded 25% of the Group’s consolidated net assets.

The separate condensed financial statements of the Company as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323, The Equity Method of Accounting for Investments in Common Stock  (“ASC 323”). Such investment is presented as “Investment in subsidiaries” on the separate condensed balance sheets of the Company and share of its subsidiaries’ losses as “Share of net loss of subsidiaries” on the separate condensed statements of comprehensive loss of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2012 and 2013.

Regulations in the PRC permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Subject to certain cumulative limits, a statutory reserve fund requires annual appropriations of at least 10% of after-tax profit, if any, of the relevant PRC subsidiary. The statutory reserve funds are not distributable as cash dividends. As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their abilities to transfer a portion of their net assets to the Company. As of December 31, 2012 and 2013, the balance of the Company’s PRC subsidiaries’ statutory reserves was $2,782, respectively.

Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. The Company has $38,482 and $29,539 of cash and bank deposits in the PRC as of December 31, 2012 and 2013, respectively, of which $31,027 and $29,240 are denominated in RMB as of December 31, 2012 and 2013 respectively. The Company’s PRC subsidiaries had restricted cash of $2,593 and $1,727 as of December 31, 2012 and 2013, respectively, which was denominated in RMB.

In addition, the registered capital of the Company’s PRC subsidiaries is also restricted.

The Company had restricted net assets of $70,457 and $53,140 as of December 31, 2012 and 2013, respectively.

BALANCE SHEETS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	As of December 31
	2012	2013
Assets
Current assets:
Cash and cash equivalents	4,882	5,519
Amounts due from subsidiaries	62,904	59,928
Amounts due from related party	—	5,000
Prepayments and other current assets, net	213	255
Total current assets	67,999	70,702
Investment in subsidiaries	10,880	(4,516)
Total assets	78,879	66,186
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	806	1,246
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 153,585,440 shares issued and 116,599,856 shares outstanding as of December 31, 2012 and 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013	15	15
Additional paid-in capital	161,017	158,384
Treasury stock at cost, 36,985,584 shares as of December 31, 2012 and 41,872,088 shares as of December 31, 2013	(13,886)	(15,961)
Accumulated other comprehensive Income	11,394	11,387
Accumulated deficit	(83,249)	(91,667)
Statutory reserve	2,782	2,782
Total shareholders’ equity	78,073	64,940
Total liabilities and shareholders’ equity	78,879	66,186

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts expressed in thousands of U.S. dollars,except number of shares and per share data)

	Years ended December 31
	2011	2012	2013
Operating expenses:
Research and development, net	—	—	—
Selling and marketing	—	—	—
General and administrative	(1,815)	(1,638)	(1,376)
Loss from operations	(1,815)	(1,638)	(1,376)
Other income:
Interest income	—	1	(5)
Interest expense	—	(12)	—
Gain on disposal of marketable equity securities	1,517	—	—
Gain on disposal of subsidiary	—	1,133	—
Others, net	159	159	159
Loss before income taxes	(139)	(357)	(1,222)
Income tax expense	—	(41)	—
Loss before share of net loss of subsidiaries	(139)	(398)	(1,222)
Share of net loss of subsidiaries	(28,061)	(221)	(7,196)
Net loss	(28,200)	(619)	(8,418)
Loss attributable to ordinary shareholders	(28,200)	(619)	(8,418)
Other comprehensive income/(loss):
Foreign currency translation adjustment	1,835	12	(7)
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes	—	(1,468)	—
Unrealized gain on marketable equity securities	149	—	—
Reclassification of unrealized gain on marketable equity securities into earnings	(1,517)	—	—
Total other comprehensive income/(loss)	467	(1,456)	(7)
Total comprehensive loss	(27,733)	(2,075)	(8,425)

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	Years ended as of December 31
	2011	2012	2013
Cash flows from operating activities:
Net loss	(28,200)	(619)	(8,418)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiaries	28,061	221	7,196
Gain on sale of marketable equity securities	(1,517)	—	—
Gain on disposal of subsidiary	—	(1,133)	—
Changes in assets and liabilities:
Amounts due from subsidiaries	1,841	1,413	2,976
Prepayments and other current assets	(130)	162	(41)
Accrued expenses and other current liabilities	(112)	(297)	440
Net cash (used in)/provided by operating activities	(57)	(253)	2,153
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities	1,585	—	—
Proceeds from disposal of subsidiaries	—	10,410	5,000
Net cash provided by investing activities	1,585	10,410	5,000
Cash flows from financing activities:
Repurchase of shares	(2,654)	(7,396)	(6,638)
Proceeds from exercise of share options	—	64	122
Net cash used in financing activities	(2,654)	(7,332)	(6,516)
Net (decrease)/increase in cash and cash equivalents	(1,126)	2,825	637
Cash and cash equivalents at beginning of year	3,183	2,057	4,882
Cash and cash equivalents at end of year	2,057	4,882	5,519